Borrowings (Details 2)	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 ARS ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 ARS ($)
Rate per currency
Subtotal fixed-rate borrowings	$ 59,871,000,000		$ 357,877,000,000
Subtotal floating-rate borrowings	2,262,000,000		207,112,000,000
Total borrowings as per analysis	62,133,000,000		564,989,000,000
Finance leases obligations			2,000,000
Borrowings total amount	62,133,000,000		564,991,000,000		$ 670,906,000,000
Floating rate [Member]
Rate per currency
Subtotal floating-rate borrowings	2,262,000,000		207,112,000,000
Fixed rate [Member]
Rate per currency
Subtotal fixed-rate borrowings	59,871,000,000		357,877,000,000
Argentine Peso [Member]
Rate per currency
Subtotal fixed-rate borrowings	10,126,000,000		91,213,000,000
Subtotal floating-rate borrowings	271,000,000		4,646,000,000
Total borrowings as per analysis	10,397,000,000		95,859,000,000
Finance leases obligations				$ 2,000,000
Borrowings total amount	10,397,000,000		95,861,000,000
Argentine Peso [Member] | Floating rate [Member]
Rate per currency
Subtotal floating-rate borrowings	271,000,000		1,340,000,000
Argentine Peso [Member] | Fixed rate [Member]
Rate per currency
Subtotal fixed-rate borrowings	$ 10,126,000,000		3,648,000,000
Uruguayan Peso [Member]
Rate per currency
Subtotal fixed-rate borrowings			777,000,000
Subtotal floating-rate borrowings			777
Total borrowings as per analysis			777,000,000
Finance leases obligations			0
Borrowings total amount			777,000,000
Uruguayan Peso [Member] | Fixed rate [Member]
Rate per currency
Subtotal fixed-rate borrowings			777,000,000
USD [Member] | Fixed rate [Member]
Rate per currency
Subtotal fixed-rate borrowings			219,000,000
New Israel Shekel [Member]
Rate per currency
Subtotal fixed-rate borrowings			265,668,000,000
Subtotal floating-rate borrowings			202,466,000,000
Total borrowings as per analysis			468,134,000,000
Finance leases obligations			0
Borrowings total amount			468,134,000,000
New Israel Shekel [Member] | Floating rate [Member]
Rate per currency
Subtotal floating-rate borrowings			202,466,000,000
New Israel Shekel [Member] | Fixed rate [Member]
Rate per currency
Subtotal fixed-rate borrowings			265,277,000,000
US Dollar [Member]
Rate per currency
Subtotal fixed-rate borrowings		$ 49,745,000,000	219,000,000
Subtotal floating-rate borrowings		1,991,000,000
Total borrowings as per analysis		51,736,000,000	219,000,000
Finance leases obligations				$ 0
Borrowings total amount		51,736,000,000	219,000,000
US Dollar [Member] | Floating rate [Member]
Rate per currency
Subtotal floating-rate borrowings		1,991,000,000	3,306,000,000
US Dollar [Member] | Fixed rate [Member]
Rate per currency
Subtotal fixed-rate borrowings		$ 49,745,000,000	$ 88,952,000,000